Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
16. Fair Value Measurements
Classification of the methodology used by the Company to fair value its derivatives
The following tables set out the classification of the methodology used by the Company to fair value its derivatives
As at December 31, 2022
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

120 $

48 $ -

$

168

FX forwards
-

18 -

18

Physical natural gas purchases
-

-

52

52

120

66

52

238
HFT derivatives:

Power swaps and physical contracts

9

31

4

44

Natural gas swaps, futures, forwards, physical

contracts and related transportation

3

72

34

109

12

103

38

153
Other derivatives:

FX forwards
-

5 -

5
Total assets

132

174

90

396
Liabilities
Regulatory deferral:

Commodity swaps and forwards

15

9 -

24

FX forwards
-

1 -

1

15

10 -

25
HFT derivatives:

Power swaps and physical contracts

2

28

1

31

Natural gas swaps, futures, forwards and physical

contracts

51

118

825

994

53

146

826

1,025
Other derivatives:

FX forwards
-

23 -

23

Equity derivatives

5 -

-

5

5

23 -

28
Total liabilities

73

179

826

1,078
Net assets (liabilities)

$

59 $ (5) $ (736) $ (682)
As at December 31, 2021
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

101 $

41 $ -

$

142

FX forwards
-

7 -

7

Physical natural gas purchases and sales
-

-

88

88

101

48

88

237
HFT derivatives:

Power swaps and physical contracts

4

5

4

13

Natural gas swaps, futures, forwards, physical

contracts and related transportation
(1)

29

12

40

3

34

16

53
Other derivatives:

Equity derivatives

11 -

-

11
Total assets

115

82

104

301
Liabilities
Regulatory deferral:

Commodity swaps and forwards

7

5 -

12

FX forwards
-

8 -

8

7

13 -

20
HFT derivatives:

Power swaps and physical contracts

4

5

3

12

Natural gas swaps, futures, forwards and physical

contracts

13

122

515

650

17

127

518

662
Total liabilities

24

140

518

682
Net assets (liabilities) $

91 $ (58) $ (414) $ (381)

Change in the fair value of the Level 3 financial assets
The change in the fair value of the Level 3 financial assets for the year ended December 31, 2022 was as follows:
Regulatory Deferral HFT Derivatives
Physical natural
Natural

millions of dollars gas purchases
Power

gas Total
Balance, January 1, 2022 $

88 $

4 $

12 $

104
Realized gains included in fuel for generation and
purchased power
(64) -

-

(64)
Unrealized gains included in regulatory liabilities

28 -

-

28
Total realized and unrealized gains included in non-
regulated operating revenues
-

-

22

22
Balance, December 31, 2022 $

52 $

4 $

34 $

90

Change in the fair value of the Level 3 financial liabilities
The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2022 was as follows:

HFT Derivatives
Natural
millions of dollars
Power

gas Total
Balance, January 1, 2022 $

3 $

515 $

518
Total realized and unrealized gains (losses) included
in non-regulated operating revenues
(2)

310

308
Balance, December 31, 2022

$

1 $

825 $

826

Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy
December 31, 2022
As at

Significant
Weighted

millions of dollars Fair Value Unobservable Input Low High average
(1)
Assets Liabilities
Regulatory deferral –
Physical
$ 52 $ - Third-party pricing $5.79 $31.85 $12.27
natural gas purchases
HFT derivatives – Power

4 1 Third-party pricing $43.24 $269.10 $138.79
swaps and physical contracts
HFT derivatives – Natural

34 825 Third-party pricing $2.45 $33.88 $12.01
gas swaps, futures, forwards

and physical contracts

Total $ 90 $ 826
Net liability $ 736
(1) Unobservable inputs were weighted by the relative fair value of the instruments.
December 31, 2021
As at Significant Weighted
millions of dollars Fair Value Unobservable Input Low High average
(1)
Assets Liabilities
Regulatory deferral –
Physical
$ 88 $ - Third-party pricing $4.51 $26.09 $9.74
natural gas purchases
HFT derivatives – Power

4 3 Third-party pricing $37.05 $213.00 $99.34
swaps and physical contracts
HFT derivatives – Natural

12 515 Third-party pricing $1.90 $21.53 $8.80
gas swaps, futures, forwards

and physical contracts

Total $ 104 $ 518
Net liability $ 414
(1) Unobservable inputs were weighted by the relative fair value of the instruments.

Financial assets and liabilities included on the Consolidated Balance Sheets that are not measured at fair value
Long-term debt is a financial liability not measured at fair value on the Consolidated Balance Sheets. The balance consisted of the following:
As at Carrying
millions of dollars Amount Fair Value Level 1 Level 2 Level 3 Total
December 31, 2022 $

16,318 $

14,670 $ -

$

14,284 $

386 $

14,670
December 31, 2021 $

14,658 $

16,775 $ -

$

16,308 $

467 $

16,775